Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows, Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Sogou Inc. [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Issuance costs	$ 36,239